Schedule of segment information (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Sep. 30, 2025		Sep. 30, 2024
Revenue from External Customer [Line Items]
Net sales	$ 2,807	[1]	[1]	$ 6,534	[2]	[2]
Cost of goods sold:
Total cost of goods sold	1,753			5,008
Gross profit	1,054			1,526
Discretionary marketing	473			890
Outbound freight	11			6
Other segment expenses	4,360	[3]	[3]	12,036	[4]	[4]
Total operating expenses	4,844			12,932
Loss from continuing operations	(3,790)			(11,406)
Other income (expense):
Interest income (expense), net	1,288
Loss on extinguishment of debt	3,064			(716)
Changes in fair value of digital assets	464
Other income (expense)	4
Total other income	4,820			2,767
Net loss before income taxes	(8,610)			(8,639)
Income tax expense	4
Net loss	(8,614)			(8,639)
Interest expense				(628)
Bargain purchase gain				4,111
Other expense	(4)
Income tax expense	(4)
Direct [Member]
Cost of goods sold:
Total cost of goods sold	1,721			4,413
Indirect [Member]
Cost of goods sold:
Total cost of goods sold	$ 32			$ 595

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the three months ended December 31, 2025 and the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[3]	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses
[4]	Other segment expenses include employee compensation and benefits, share based compensation, non-cash charges, other sales and marketing costs, professional fees, broker commissions, and other general expenses